Offerings	Jan. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one twenty-fifth (1/25) of one Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes 3,450,000 Units, which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the Units
Amount Registered | shares	34,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Eagle Share Rights included as part of the Units
Amount Registered | shares	34,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Eagle Share Rights included as part of the Units
Amount Registered | shares	1,380,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 13,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,905.78
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.